SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Depreciation Rates

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	16 – 33
Office furniture and equipment	7 – 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Company's Revenue by Category

The following table presents the Company's revenue by category:

	December 31,
	2018	2019
License	$192,514	$237,879
Maintenance and support	123,986	159,730
Professional services	26,699	36,286

	$343,199	$433,895